Financial instruments	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Financial instruments

19. Financial instruments

The carrying value of financial instruments by categories as at March 31, 2024 is as follows:

			Fair value through other comprehensive income
	Fair value through profit or loss		Mandatory		Designated upon initial recognition		Amortized cost		Total
Financial Assets:
Cash and cash equivalents (Refer to Note 11)	₹	-	₹	-	₹	-	₹	96,953	₹	96,953
Investments (Refer to Note 8)
Equity Instruments		4,404		-		15,830		-		20,234
Fixed maturity plan mutual funds		1,395		-		-		-		1,395
Short-term mutual funds		71,686		-		-		-		71,686
Non-convertible debentures		-		154,407		-		-		154,407
Government securities		-		7,030		-		-		7,030
Commercial papers		-		11,845		-		-		11,845
Bonds		-		28,195		-		-		28,195
Inter corporate and term deposits		-		-		-		38,008		38,008
Other financial assets
Trade receivables (Refer to Note 9)		-		-		-		119,522		119,522
Unbilled receivables		-		-		-		58,345		58,345
Other financial assets (Refer to Note 12)		-		-		-		16,086		16,086
Derivative assets (Refer to Note 19)		390		-		968		-		1,358
	₹	77,875	₹	201,477	₹	16,798	₹	328,914	₹	625,064
Financial Liabilities:
Trade payables and other financial liabilities
Trade payables and accrued expenses (Refer to Note 15)	₹	-	₹	-	₹	-	₹	88,566	₹	88,566
Other financial liabilities (Refer to Note 16)		429		-		-		6,828		7,257
Loans, borrowings and bank overdrafts (Refer to Note 14)		-		-		-		141,466		141,466
Lease liabilities		-		-		-		23,183		23,183
Derivative liabilities (Refer to Note 19)		329		-		233		-		562
	₹	758	₹	-	₹	233	₹	260,043	₹	261,034

The carrying value of financial instruments by categories as at March 31, 2025 is as follows:

			Fair value through other comprehensive income
	Fair value through profit or loss		Mandatory		Designated upon initial recognition		Amortized cost		Total
Financial Assets:
Cash and cash equivalents (Refer to Note 11)	₹	-	₹	-	₹	-	₹	121,974	₹	121,974
Investments (Refer to Note 8)
Equity Instruments		4,955		-		12,493		-		17,448
Fixed maturity plan mutual funds		1,503		-		-		-		1,503
Short-term mutual funds		88,776		-		-		-		88,776
Non-convertible debentures		-		219,389		-		-		219,389
Government securities		-		10,651		-		-		10,651
Commercial papers		-		2,858		-		-		2,858
Bonds		-		21,138		-		-		21,138
Inter corporate and term deposits		-		-		-		76,169		76,169
Other financial assets
Trade receivables (Refer to Note 9)		-		-		-		118,044		118,044
Unbilled receivables		-		-		-		64,280		64,280
Other financial assets (Refer to Note 12)		-		-		-		13,112		13,112
Derivative assets (Refer to Note 19)		1,105		-		715		-		1,820
	₹	96,339	₹	254,036	₹	13,208	₹	393,579	₹	757,162
Financial Liabilities:
Trade payables and other financial liabilities
Trade payables and accrued expenses (Refer to Note 15)	₹	-	₹	-	₹	-	₹	88,252	₹	88,252
Other financial liabilities (Refer to Note 16)		1,864		-		-		9,807		11,671
Loans, borrowings and bank overdrafts (Refer to Note 14)		-		-		-		161,817		161,817
Lease liabilities		-		-		-		30,218		30,218
Derivative liabilities (Refer to Note 19)		75		-		893		-		968
	₹	1,939	₹	-	₹	893	₹	290,094	₹	292,926

Offsetting financial assets and liabilities

The following table contains information on financial assets and financial liabilities subject to offsetting:

	As at March 31, 2024						As at March 31, 2025
Financial assets	Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized		Gross amounts recognized		Gross amounts of recognized financial liabilities set off		Net amounts recognized
Trade receivables - non-current	₹	4,045	₹	-	₹	4,045	₹	299	₹	-	₹	299
Trade receivables - current		125,624		(10,147)		115,477		126,512		(8,767)		117,745
Other financial assets - non-current		5,550		-		5,550		4,664		-		4,664
Other financial assets - current		10,536		-		10,536		8,448		-		8,448
Unbilled receivables		61,055		(2,710)		58,345		66,194		(1,914)		64,280
	₹	206,810	₹	(12,857)	₹	193,953	₹	206,117	₹	(10,681)	₹	195,436

	As at March 31, 2024						As at March 31, 2025
Financial liabilities	Gross amounts recognized		Gross amounts of recognized financial assets set off		Net amounts recognized		Gross amounts recognized		Gross amounts of recognized financial assets set off		Net amounts recognized
Trade payables and accrued expenses	₹	101,423	₹	(12,857)	₹	88,566	₹	98,933	₹	(10,681)	₹	88,252
Other financial liabilities - non-current		4,985		-		4,985		7,793		-		7,793
Other financial liabilities - current		2,272		-		2,272		3,878		-		3,878
	₹	108,680	₹	(12,857)	₹	95,823	₹	110,604	₹	(10,681)	₹	99,923

For the financial assets and liabilities subject to offsetting or similar arrangements, each agreement between the Company and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis and hence are not offset.

Fair value

Financial assets and liabilities include cash and cash equivalents, trade receivables, unbilled receivables, finance lease receivables, employee and other advances, eligible current and non-current assets, loans, borrowings and bank overdrafts, lease liabilities, trade payables and accrued expenses, and eligible current and non-current liabilities.

The fair value of cash and cash equivalents, trade receivables, unbilled receivables, short-term loans, borrowings and bank overdrafts, lease liabilities, trade payables and accrued expenses, other current financial assets and liabilities approximate their carrying amount largely due to the short-term nature of these instruments. Finance lease receivables are periodically evaluated based on individual credit worthiness of customers. Based on this evaluation, the Company records allowance for estimated credit losses on these receivables. As at March 31, 2024 and 2025, the carrying value of such financial assets, net of allowances, and liabilities approximates the fair value.

The Company’s Unsecured Notes 2026 are contracted at fixed coupon rate of 1.50% and market yield on these loans as of March 31, 2025 was 4.69%.

Investments in short-term mutual funds and fixed maturity plan mutual funds, which are classified as FVTPL are measured using net asset values at the reporting date multiplied by the quantity held. Fair value of investments in non-convertible debentures, government securities, commercial papers and bonds classified as FVTOCI is determined based on the indicative quotes of price and yields prevailing in the market at the reporting date. Fair value of investments in equity instruments classified as FVTOCI or FVTPL is determined using market approach primarily based on market multiples method.

The fair value of derivative financial instruments is determined based on observable market inputs including currency spot and forward rates, yield curves and currency volatility.

Fair value hierarchy

The table below analyses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 – Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

There were no transfers between Level 1, 2 and 3 during the years ended March 31, 2024 and 2025.

The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

	As at March 31, 2024								As at March 31, 2025
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	968	₹	-	₹	968	₹	-	₹	715	₹	-	₹	715	₹	-
Others		390		-		390		-		1,105		-		1,105		-
Investments:
Short-term mutual funds		71,686		71,686		-		-		88,776		88,776		-		-
Fixed maturity plan mutual funds		1,395		-		1,395		-		1,503		-		1,503		-
Equity instruments		20,234		108		-		20,126		17,448		57		-		17,391
Non-convertible debentures, government securities, commercial papers and bonds		201,477		1,282		200,195		-		254,036		10,550		243,486		-

Liabilities
Derivative instruments:
Cash flow hedges	₹	(233)	₹	-	₹	(233)	₹	-	₹	(893)	₹	-	₹	(893)	₹	-
Others		(329)		-		(329)		-		(75)		-		(75)		-
Liability on written put options to non-controlling interests		(4,303)		-		-		(4,303)		(4,945)		-		-		(4,945)
Contingent consideration		(429)		-		-		(429)		(1,864)		-		-		(1,864)

The following methods and assumptions were used to estimate the fair value of the level 2 financial instruments included in the above table.

Financial instrument	Method and assumptions
Derivative instruments (assets and liabilities)

The Company enters into derivative financial instruments with various counterparties, primarily banks with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward contracts and foreign exchange option contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black Scholes models (for option valuation), using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying. As at March 31, 2025, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.

Investment in non-convertible debentures, government securities, commercial papers and bonds	Fair value of these instruments is derived based on the indicative quotes of price and yields prevailing in the market as at reporting date.
Investment in fixed maturity plan mutual funds	Fair value of these instruments is derived based on the indicative quotes of price prevailing in the market as at reporting date.

The following methods and assumptions were used to estimate the fair value of the level 3 financial instruments included in the above table.

Financial instrument	Method and assumptions
Investment in equity instruments	Fair value of these instruments is determined using market approach primarily based on market multiples method.
Contingent consideration and liability on written put options to non-controlling interest	Fair value of these instruments is determined using valuation techniques which includes inputs relating to risk-adjusted revenue and operating profit forecast.

The following table presents changes in Level 3 assets and liabilities for the years ended March 31, 2024 and 2025:

Investment in equity instruments	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	19,321	₹	20,126
Additions		1,277		1,925
Disposals (1)(2)		(416)		(1,828)
Gain/(loss) recognized in consolidated statement of income		(136)		321
Gain/(loss) recognized in other comprehensive income		(485)		(3,609)
Translation adjustment		565		456
Balance at the end of the year	₹	20,126	₹	17,391

(1)
During the year ended March 31, 2024, the Company sold its shares in Moogsoft (Herd) Inc. at a fair value of ₹ 179 and recognized a cumulative loss of ₹ 91 in other comprehensive income.
(2)
During the year ended March 31, 2025, as a result of an acquisition by other investors, the Company sold its shares of equity instruments in six companies at a fair value of ₹ 1,281 and recognized a cumulative loss of ₹ 175 in other comprehensive income and cumulative gain of ₹ 152 in consolidated statement of income.

Contingent consideration	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	(3,053)	₹	(429)
Addition through Business combination (Refer to Note 7)		-		(1,537)
Reversals (1)		1,300		169
Payouts		1,294		-
Finance expense (recognized)/reversed in consolidated statement of income		55		(47)
Translation adjustment		(25)		(20)
Balance at the end of the year	₹	(429)	₹	(1,864)

(1)
Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.

Liability on written put options to non-controlling interests	As at March 31,
	2024		2025
Balance at the beginning of the year	₹	-	₹	(4,303)
Addition through Business combination (Refer to Note 7)		(4,238)		-
Finance expense recognized in consolidated statement of income		(33)		(530)
Translation adjustment		(32)		(112)
Balance at the end of the year	₹	(4,303)	₹	(4,945)

As at March 31, 2024 and 2025, every 1% increase/decrease in the unobservable inputs used to estimate the fair value of contingent consideration and liability on written put options to non-controlling interests, does not have a material impact on its fair value.

Derivative assets and liabilities:

The Company is exposed to currency fluctuations on foreign currency assets / liabilities, forecasted cash flows denominated in foreign currency and net investment in foreign operations. The Company is also exposed to interest rate fluctuations on investments in floating rate financial assets and floating rate borrowings. The Company follows established risk management policies, including the use of derivatives to hedge foreign currency assets / liabilities, interest rates, foreign currency forecasted cash flows and net investment in foreign operations. The counter parties in these derivative instruments are primarily banks and the Company considers the risks of non-performance by the counterparty as immaterial.

The following table presents the aggregate contracted principal amounts of the Company's derivative contracts outstanding:

							(in million)
	As at March 31,
	2024				2025
	Notional		Fair value		Notional		Fair value
Designated derivative instruments
Sell: Forward contracts	U.S.$	1,349	₹	264	U.S.$	1,008	₹	(608)
		€11	₹	10		€46	₹	78
		£17	₹	16		£43	₹	30
	AUD	15	₹	15	AUD	23	₹	79

Range forward option contracts	U.S.$	730	₹	192	U.S.$	764	₹	333
		€129	₹	59		€36	₹	(55)
		£86	₹	(11)		£43	₹	(89)
	AUD	57	₹	10	AUD	31	₹	5

Interest rate swaps	INR	4,750	₹	(71)	INR	-	₹	-
	U.S.$	225	₹	233	U.S.$	225	₹	24

Non-designated derivative instruments
Sell: Forward contracts (1)	U.S.$	1,158	₹	(31)	U.S.$	752	₹	975
		€195	₹	119		€94	₹	(27)
		£72	₹	44		£12	₹	(14)
	AUD	55	₹	30	AUD	65	₹	12
	SGD	26	₹	12	SGD	34	₹	4
	ZAR	97	₹	4	ZAR	162	₹	(13)
	CAD	61	₹	(1)	CAD	142	₹	71
	SAR	188	₹	(2)	SAR	179	₹	(4)
	QAR	5	₹	(2)	QAR	13	₹	^
	TRY	86	₹	(1)	TRY	90	₹	2
	NOK	20	₹	2	NOK	-	₹	-
	OMR	2	₹	^	OMR	2	₹	^
	JPY	3,975	₹	32	JPY	705	₹	(13)
	DKK	33	₹	3	DKK	31	₹	(11)
	AED	22	₹	^	AED	-	₹	-
	CNH	11	₹	3	CNH	7	₹	(1)
	MXN	212	₹	(35)	MXN	-	₹	-
	COP	8,120	₹	(5)	COP	8,120	₹	1
	MYR	20	₹	(2)	MYR	32	₹	1
	RON	80	₹	(9)	RON	8	₹	(1)
	BHD	^	₹	^	BHD	-	₹	-
	HKD	80	₹	^	HKD	39	₹	^
	CRC	3,380	₹	(19)	CRC	-	₹	-
	NZD	2	₹	2	NZD	-	₹	-
	TWD	-	₹	-	TWD	40	₹	^
	CHF	-	₹	-	CHF	9	₹	(3)
	PHP	-	₹	-	PHP	150	₹	(4)
	THB	-	₹	-	THB	43	₹	2
	PLN	-	₹	-	PLN	10	₹	1
	BRL	-	₹	-	BRL	17	₹	(2)

Buy: Forward contracts	U.S.$	4	₹	1	U.S.$	18	₹	(25)
		€7	₹	(5)		€10	₹	23
		£2	₹	^		£24	₹	37
	AUD	2	₹	^	AUD	3	₹	(2)
	CAD	49	₹	(4)	CAD	19	₹	(40)
	QAR	29	₹	10	QAR	4	₹	^
	CNH	126	₹	(5)	CNH	137	₹	(1)
	RON	91	₹	(9)	RON	67	₹	11
	TWD	40	₹	(2)	TWD	-	₹	-
	PLN	39	₹	(6)	PLN	99	₹	56
	SEK	39	₹	(5)	SEK	34	₹	18
	CHF	5	₹	(29)	CHF	-	₹	-
	BRL	67	₹	(5)	BRL	66	₹	18
	RMB	25	₹	(6)	RMB	-	₹	-
	KWD	^	₹	^	KWD	-	₹	-
	JPY	-	₹	-	JPY	306	₹	3
	DKK	-	₹	-	DKK	9	₹	(1)
	THB	-	₹	-	THB	178	₹	(5)
	CRC	-	₹	-	CRC	1,871	₹	^
	PHP	-	₹	-	PHP	168	₹	2
	PEN	-	₹	-	PEN	5	₹	^
	LKR	-	₹	-	LKR	1,100	₹	(1)
	CLP	-	₹	-	CLP	2,900	₹	(5)

BHD	-	₹	-	BHD	1	₹	^
OMR	-	₹	-	OMR	^	₹	^
HKD	-	₹	-	HKD	38	₹	(5)
SGD	-	₹	-	SGD	2	₹	(3)
MYR	-	₹	-	MYR	7	₹	^
MXN	-	₹	-	MXN	81	₹	(1)
		₹	796			₹	852

^ Value is less than 0.5

(1)
U.S.$ 1,158 and U.S.$ 752 includes U.S.$/PHP sell forward of U.S.$ 167 and U.S.$ 197 as at March 31, 2024 and 2025, respectively.

The Company determines the existence of an economic relationship between the hedging instrument and the hedged item based on the currency, amount and timing of its forecasted cash flows. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument, including whether the hedging instrument is expected to offset changes in cash flows of hedged items.

If the hedge ratio for risk management purposes is no longer optimal but the risk management objective remains unchanged and the hedge continues to qualify for hedge accounting, the hedge relationship will be rebalanced by adjusting either the volume of the hedging instrument or the volume of the hedged item so that the hedge ratio aligns with the ratio used for risk management purposes. Any hedge ineffectiveness is calculated and accounted for in consolidated statement of income at the time of the hedge relationship rebalancing.

The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2024		2025
Balance as at the beginning of the year	₹	(1,762)	₹	773

Changes in fair value of effective portion of derivatives		1,461		(1,185)
Deferred cancellation gain/(loss), net		40		(91)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions (1)		1,016		203
Net (gain)/loss on ineffective portion of derivative instruments classified to consolidated statement of income		18		25
Gain/(loss) on cash flow hedging derivatives, net	₹	2,535	₹	(1,048)
Balance as at the end of the year	₹	773	₹	(275)
Deferred tax asset/(liability) thereon		(195)		65
Balance as at the end of the year, net of deferred taxes	₹	578	₹	(210)

(1)
Includes net (gain)/loss reclassified to revenue of ₹ 898 and ₹ 394 for the years ended March 31, 2024 and 2025, respectively; net (gain)/loss reclassified to cost of revenues of ₹ 221 and ₹ (51) for the years ended March 31, 2024 and 2025, respectively; net (gain)/loss reclassified to finance expenses of ₹ (167) and ₹ (213) for the years ended March 31, 2024 and 2025, respectively and net (gain)/loss reclassified to finance and other income of ₹ 64 and ₹ 73 for the years ended March 31, 2024 and 2025, respectively.

The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2025 are expected to occur and be reclassified to the consolidated statement of income over a period of 17 months.

As at March 31, 2024 and 2025, there were no material gains or losses on derivative transactions or portions thereof that have become ineffective as hedges or associated with an underlying exposure that did not occur.

Sale of financial assets

From time to time, in the normal course of business, the Company transfers accounts receivables, unbilled receivables and net investment in finance lease receivables (financial assets) to banks. Under the terms of the arrangements, the Company either substantially transfer its risks and rewards or surrenders control over the financial assets and transfer is without recourse. Accordingly, on such transfers the financial assets are derecognized and considered as sale of financial assets. Gains and losses on sale of financial assets without recourse are recorded in finance expenses, at the time of sale based on the carrying value of the financial assets and fair value of servicing liability. The incremental impact of such transactions on our cash flow and liquidity for the years ended March 31, 2023, 2024 and 2025 is not material.

Financial risk management

Market Risk

Market risk is the risk of loss of future earnings, to fair values or to future cash flows that may result from a change in the price of a financial instrument. The value of a financial instrument may change as a result of changes in the interest rates, foreign currency exchange rates and other market changes that affect market risk sensitive instruments. Market risk is attributable to all market risk sensitive financial instruments including investments, foreign currency receivables, payables and loans and borrowings.

The Company’s exposure to market risk is a function of investment and borrowing activities and revenue generating activities in foreign currency. The objective of market risk management is to avoid excessive exposure of the Company’s earnings and equity to losses.

Risk Management Procedures

The Company manages market risk through a corporate treasury department, which evaluates and exercises independent control over the entire process of market risk management. The corporate treasury department recommends risk management objectives and policies, which are approved by our senior management and Audit, Risk and Compliance Committee. The activities of this department include management of cash resources, implementing hedging strategies for foreign currency exposures, borrowing strategies, and ensuring compliance with market risk limits and policies.

Foreign currency risk

The Company operates internationally, and a major portion of its business is transacted in several currencies. Consequently, the Company is exposed to foreign exchange risk through receiving payment for sales and services in the United States and elsewhere and making purchases from overseas suppliers in various foreign currencies. The exchange rate risk primarily arises from foreign exchange revenue, receivables, cash balances, forecasted cash flows, payables and foreign currency loans and borrowings. A significant portion of the Company’s revenue is in the U.S. Dollars, Pound Sterling, Euro, Australian Dollars and Canadian Dollars, while a large portion of costs are in Indian Rupees. The exchange rate between the Indian Rupee and these currencies has fluctuated significantly in recent years and may continue to fluctuate in the future. Appreciation of the Indian Rupee against these currencies can adversely affect the Company’s results of operations.

The Company evaluates exchange rate exposure arising from these transactions and enters into foreign currency derivative instruments to mitigate such exposure. The Company follows established risk management policies, including the use of derivatives like foreign exchange forward/option contracts to hedge forecasted cash flows denominated in foreign currency.

The Company has designated certain derivative instruments as cash flow hedges to mitigate the foreign exchange exposure of forecasted highly probable cash flows.

As at March 31, 2025, a ₹ 1 increase in the spot exchange rate of the Indian Rupee with the U.S. Dollar would result in an approximately ₹ 2,115 (including consolidated statement of income of ₹ 537 and other comprehensive income of ₹ 1,578) decrease in the fair value, and a ₹ 1 decrease would result in an approximately ₹ 2,134 (including consolidated statement of income of ₹ 537 and other comprehensive income of ₹ 1,597) increase in the fair value of foreign currency dollar denominated derivative instruments (forward and option contracts).

The below table presents foreign currency risk from non-derivative financial instruments as at March 31, 2024 and 2025:

	As at March 31, 2024
	U.S.$		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	35,193	₹	12,315	₹	8,644	₹	2,556	₹	819	₹	4,198	₹	63,725
Unbilled receivables		18,104		3,427		3,250		1,694		599		2,615		29,689
Cash and cash equivalents		19,008		4,672		1,068		782		3,441		3,320		32,291
Other financial assets		12,549		1,428		197		207		785		1,818		16,984
Lease Liabilities		(2,976)		(2,764)		(183)		(155)		(137)		(1,269)		(7,484)
Trade payables, accrued expenses and other financial liabilities		(27,161)		(15,370)		(9,533)		(1,624)		(920)		(3,045)		(57,653)
Non-derivative financial assets/ (liabilities), net	₹	54,717	₹	3,708	₹	3,443	₹	3,460	₹	4,587	₹	7,637	₹	77,552

(1)
Other currencies reflect currencies such as Saudi Riyal, United Arab Emirates Dirham and Japanese Yen.

	As at March 31, 2025
	U.S.$		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	39,306	₹	12,470	₹	7,611	₹	1,942	₹	629	₹	4,195	₹	66,153
Unbilled receivables		23,341		4,383		4,227		1,622		583		2,179		36,335
Cash and cash equivalents		28,719		5,871		1,357		1,007		4,392		2,575		43,921
Other financial assets		785		1,187		353		537		101		1,504		4,467
Lease Liabilities		(2,625)		(2,894)		(2,402)		(259)		(72)		(1,104)		(9,356)
Trade payables, accrued expenses and other financial liabilities		(32,507)		(12,735)		(10,683)		(1,220)		(1,068)		(4,435)		(62,648)
Non-derivative financial assets/ (liabilities), net	₹	57,019	₹	8,282	₹	463	₹	3,629	₹	4,565	₹	4,914	₹	78,872

(1)
Other currencies reflect currencies such as Saudi Riyal, Swiss Franc, Singapore Dollar, United Arab Emirates Dirham and Polish Zloty.

As at March 31, 2024 and 2025, respectively, every 1% increase/decrease in the respective foreign currencies compared to functional currency of the Company increase/decrease our profits by approximately ₹ 776 and ₹ 789, respectively.

Interest rate risk

Interest rate risk primarily arises from floating rate borrowings, including various revolving and other lines of credit.

The Company’s investments are primarily in short-term investments, which do not expose it to significant interest rate risk.

From time to time, the Company manages its net exposure to interest rate risk relating to borrowings by entering into interest rate swap agreements, which allows it to exchange periodic payments based on a notional amount and agreed upon fixed and floating interest rates. If interest rates were to increase/(decrease) by 100 bps as on March 31, 2025, it would result in an increase/(decrease) in fair value of interest rate swaps of approximately ₹ 47 and ₹ (48), respectively, in other comprehensive income. If interest rates were to increase by 100 bps as on March 31, 2025, additional net annual interest expense on floating rate borrowing would amount to approximately ₹ 879. Certain borrowings are also transacted at fixed interest rates.

Credit risk

Credit risk arises from the possibility that customers may not be able to settle their obligations as agreed. To manage this, the Company periodically assesses the credit rating and financial reliability of customers, considering the financial condition, current economic trends, forward-looking macroeconomic information, analysis of historical bad debts and ageing of accounts receivable. No single customer accounted for more than 10% of the accounts receivable as at March 31, 2024 and 2025, or revenues for the years ended March 31, 2023, 2024 and 2025. There is no significant concentration of credit risk.

Trade receivables and unbilled receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a customer to engage in a repayment plan with the Company.

Refer to Note 9 for changes in the allowance for lifetime expected credit loss.

Counterparty risk

Counterparty risk encompasses issuer risk on marketable securities, settlement risk on derivative and money market contracts and credit risk on cash and time deposits. Issuer risk is minimized by only buying securities in India which are at least AA rated by Indian rating agencies. Settlement and credit risk is reduced by the policy of entering into transactions with counterparties that are usually banks or financial institutions with acceptable credit ratings. Exposure to these risks are closely monitored and maintained within predetermined parameters. There are limits on credit exposure to any financial institution. The limits are regularly assessed and determined based upon credit analysis including financial statements and capital adequacy ratio reviews.

Cash and cash equivalents include demand deposits of ₹ 21,499 and bank balances of ₹ 63,350 held with three banks having high credit ratings, which are individually in excess of 10% or more of the Company’s total cash and cash equivalents as at March 31, 2025.

Investments include term deposits of ₹ 30,661 and non-convertible debentures of ₹ 24,399 held with a bank having high credit ratings, which is in excess of 10% or more of the Company’s total investments as at March 31, 2025.

Liquidity risk

Liquidity risk is defined as the risk that the Company will not be able to settle or meet its obligations on time or at a reasonable price. The Company’s corporate treasury department is responsible for liquidity and funding as well as settlement management. In addition, processes and policies related to such risks are overseen by senior management. Management monitors the Company’s net liquidity position through rolling forecasts based on the expected cash flows. As at March 31, 2025, cash and cash equivalents are held with major banks and financial institutions.

The table below provides details regarding the remaining contractual maturities of financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2024
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	81,157	₹	938	₹	63,019	₹	-	₹	145,114	₹	(3,648)	₹	141,466
Lease Liabilities (1)		10,377		6,670		5,504		3,690		26,241		(3,058)		23,183
Trade payables and accrued expenses		88,566		-		-		-		88,566		-		88,566
Derivative liabilities		558		4		-		-		562		-		562
Other financial liabilities
Contingent consideration (2)		-		450		-		-		450		(21)		429
Liability on written put options to non-controlling interests (2)		-		-		2,438		2,763		5,201		(898)		4,303
Others		2,272		151		75		27		2,525		-		2,525
	₹	182,930	₹	8,213	₹	71,036	₹	6,480	₹	268,659	₹	(7,625)	₹	261,034

	As at March 31, 2025
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	99,884	₹	64,576	₹	-	₹	-	₹	164,460	₹	(2,643)	₹	161,817
Lease Liabilities (1)		9,563		6,950		8,426		11,379		36,318		(6,100)		30,218
Trade payables and accrued expenses		88,252		-		-		-		88,252		-		88,252
Derivative liabilities		968		-		-		-		968		-		968
Other financial liabilities
Contingent consideration (2)		580		420		1,401		-		2,401		(537)		1,864
Liability on written put options to non-controlling interests (2)		-		2,686		3,819		-		6,505		(1,560)		4,945
Rent Deposit		475		4		22		-		501		-		501
Liabilities towards customer contracts		342		342		684		-		1,368		-		1,368
Advance from customers		167		-		-		-		167		-		167
Capital creditors		1,255		-		-		-		1,255		-		1,255
Others		1,082		303		195		-		1,580		(9)		1,571
	₹	202,568	₹	75,281	₹	14,547	₹	11,379	₹	303,775	₹	(10,849)	₹	292,926

(1)
Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.
(2)
Includes future cash outflow towards estimated interest on contingent consideration and liability on written put options to non-controlling interests.

The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2024		2025
Cash and cash equivalents	₹	96,953	₹	121,974
Investments - current		311,171		411,474
Loans, borrowings and bank overdrafts		(141,466)		(161,817)
	₹	266,658	₹	371,631